Contingent Liabilities - Additional Information (Detail) Vehicle in Millions, BRL in Millions, $ in Millions		1 Months Ended			3 Months Ended	12 Months Ended
	Jun. 29, 2016 Claim Vehicle	Mar. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Oct. 31, 2014 BRL	Jun. 30, 2014 USD ($) Defendant	Dec. 31, 2016 USD ($) Defendant
Loss Contingencies [Line Items]
Number of defendants in antitrust class actions | Defendant						19
United States District Court for Eastern District of Michigan
Loss Contingencies [Line Items]
Number of pending antitrust class actions | Defendant						15
Number of classes of plaintiffs | Defendant					3
Expense related settlement agreements		$ 77.0			$ 65.0
Settlement agreements amount		$ 81.0
United States District Court for Eastern District of Michigan | Direct purchaser settlement class
Loss Contingencies [Line Items]
Expense related settlement agreements					40.0
Settlement agreements amount						$ 35.5
United States District Court for Eastern District of Michigan | Auto dealer settlement class
Loss Contingencies [Line Items]
Expense related settlement agreements					6.0
United States District Court for Eastern District of Michigan | End-payor settlement class
Loss Contingencies [Line Items]
Expense related settlement agreements					$ 19.0
Damages from Product Defects
Loss Contingencies [Line Items]
Number of vehicles recalled | Vehicle	1.4
Number of confirmed incidents | Claim	8
Damages from Product Defects | Maximum
Loss Contingencies [Line Items]
Range of possible loss						$ 20.0
Brazilian Subsidiaries
Loss Contingencies [Line Items]
Aggregate assessment for all alleged violations			$ 22.0	BRL 70
Ontario and Quebec Superior Court
Loss Contingencies [Line Items]
Number of pending antitrust class actions | Defendant						4